Senior Convertible Notes and Warrants, and Subordinated Notes and Warrants (Details) (USD $)	3 Months Ended		5 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Original valuation, Warrants			$ 2,938,000	$ 0
Original valuation, Conversion Feature			1,512,000	0
Original valuation, Total			4,450,000
Adjustment to fair value, Warrants	535,926	0	(2,091,226)	2,091,226	0
Change in value conversion feature senior notes, gain	112,750	0	(1,504,597)	1,504,597	0
Adjustment to fair value, Total			(3,595,823)
Original valuation, Warrants	846,774		846,774	846,774
Original valuation, Conversion Feature	7,403		7,403	7,403
Original valuation, Total	$ 854,177		$ 854,177	$ 854,177